Collaborative and Licensing Agreements - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue		$ 0	$ 0	$ 0	$ 13,854	$ 367,877	$ 607,681
Venn License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment from collaboration agreement	$ 400,000
Milestone payments	$ 107,100,000
Initial term of collaboration	3 years
Revenue							0
Reimbursement of costs and expenses							$ 0